Initial Public Offering - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		4 Months Ended	12 Months Ended
	May 30, 2019 shares	Dec. 10, 2018 $ / shares shares	Dec. 09, 2018 Vote	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2019 Vote	Mar. 31, 2020 Vote $ / shares shares	Mar. 31, 2019 shares	Mar. 31, 2018 $ / shares
Class of Stock [Line Items]
Initial public offering price per ADS sold to the public | $ / shares							$ 0.10		$ 0.45
Number of Class A ordinary shares each Class B ordinary share is convertible into							1
American Depository Shares [Member]
Class of Stock [Line Items]
Initial public offering price per ADS sold to the public | $ / shares									$ 0.45
Number of Class A ordinary shares each Class B ordinary share is convertible into							1
Class A Ordinary Shares
Class of Stock [Line Items]
Number of American Depositary Shares offered								120,872,750
Number of ordinary shares represented by each ADS	25
Number of votes each ordinary share is entitled | Vote							1
Class A Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote							1
Class B Ordinary Shares
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote			1			30
Class B Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote							30
IPO | American Depository Shares [Member]
Class of Stock [Line Items]
Number of American Depositary Shares offered				4,834,910	4,834,910
Initial public offering price per ADS sold to the public | $ / shares					$ 14.00
Number of ordinary shares represented by each ADS				25	25
Net proceeds raised from the initial public offering after deducting underwriting discounts and commissions and other offering expenses				¥ 389,356	$ 58,016
IPO | Class A Ordinary Shares
Class of Stock [Line Items]
Number of American Depositary Shares offered		118,750,000
Initial public offering price per ADS sold to the public | $ / shares		$ 0.56